Intangible Asset (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Intangible Asset [Abstract]
Amortization expenses		$ 511,681	$ 65,342